Intangible Assets, Net (Details) - Schedule of amortization amount of intangible asset $ in Thousands	Dec. 31, 2021 USD ($)
Schedule of amortization amount of intangible asset [Abstract]
2022	$ 3,022
2023	3,022
2024	3,022
2025	3,022
Thereafter	4,630
Total	$ 16,718